UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Levin Easterly Value Opportunities Fund

The Advisors’ Inner Circle Fund III

Investment Adviser:

LEVIN EASTERLY PARTNERS LLC

Semi-Annual Report	June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-833-537-3863. Your election to receive reports in paper will apply to the Levin Easterly Fund held with your financial intermediary if you invest through a financial intermediary or Levin Easterly Partners LLC if you invest directly with the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-833-537-3863; and (ii) on the Commission’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.3%
	Shares	Value
Communication Services — 6.2%

AT&T	7,585	$229,295
Verizon Communications	9,780	539,171
Vodafone Group ADR	39,408	628,163

		1,396,629

Consumer Discretionary — 8.9%
General Motors *	39,182	991,305
Lowe’s	4,562	616,417
TJX *	7,968	402,862

		2,010,584

Consumer Staples — 15.3%
Archer-Daniels-Midland	13,429	535,817
Primo Water	83,832	1,152,690
TreeHouse Foods *	13,486	590,687
Tyson Foods, Cl A	8,534	509,565
Walmart	5,613	672,325

		3,461,084

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Energy — 5.8%
Chevron	3,975	$354,689
Exxon Mobil	7,273	325,249
Phillips 66	2,746	197,437
Williams	23,638	449,595

		1,326,970

Financials — 20.1%
American International Group	24,138	752,623
Bank of America	10,044	238,545
Berkshire Hathaway, Cl B *	3,878	692,262
Citigroup	17,261	882,037
JPMorgan Chase & Co	4,757	447,443
KKR & Co	18,776	579,803
Morgan Stanley	19,661	949,626

		4,542,339

Health Care — 14.1%
AbbVie	13,676	1,342,710
Johnson & Johnson	3,703	520,753
Pfizer	26,977	882,148
Quest Diagnostics	4,021	458,233

		3,203,844

Industrials — 6.9%
Eaton	10,571	924,751
Raytheon Technologies	10,383	639,801

		1,564,552

Information Technology — 9.5%
Apple	1,091	397,997
CommScope Holding *	14,355	119,577
Corning	18,007	466,381
FireEye *	19,199	233,748
Intel	15,527	928,981

		2,146,684

Materials — 5.2%
DuPont de Nemours	16,932	899,597
International Paper	7,868	277,032

		1,176,629

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Real Estate — 1.3%
SL Green Realty ‡	5,816	$286,671

Utilities — 6.0%
CenterPoint Energy	43,786	817,485
Exelon	14,698	533,390

		1,350,875

Total Common Stock (Cost $23,015,622)		22,466,861

Total Investments—99.3% (Cost $23,015,622)		$ 22,466,861

Percentages are based on Net Assets of $22,622,069.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $23,015,622)	$22,466,861
Cash	145,627
Receivable for Investment Securities Sold	114,740
Dividend and Interest Receivable	22,785
Due from Adviser	12,815
Receivable for Capital Shares Sold	1,981
Deferred Offering Costs	29,454
Prepaid Expenses	19,428

Total Assets	22,813,691

Liabilities:
Payable for Investment Securities Purchased	152,891
Audit Fees Payable	10,454
Printing Fees Payable	10,434
Payable Due to Administrator	9,863
Chief Compliance Officer Fees Payable	2,901
Trustees Fees Payable	560
Distribution Fees Payable (Investor Shares)	13
Other Accrued Expenses	4,506

Total Liabilities	191,622

Net Assets	$22,622,069

Net Assets Consist of:
Paid-in Capital	$25,413,590
Total Distributable Loss	(2,791,521)

Net Assets	$22,622,069

Institutional Shares
Net Assets	$22,599,608
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,540,210

Net Asset Value and Offering Price Per Share	$8.90

Investor Shares
Net Assets	$22,461
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,518

Net Asset Value and Offering Price Per Share	$8.92

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
PERIOD ENDED JUNE 30, 2020
(Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividend Income	$368,518
Interest Income	2,812
Less: Foreign Taxes Withheld	(1,703)

Total Investment Income	369,627

Expenses:
Investment Advisory Fees	66,997
Administration Fees	59,836
Trustees’ Fees	9,116
Chief Compliance Officer Fees	2,219
Distribution Fees (Investor Shares)	28
Offering Costs	46,515
Transfer Agent Fees	29,319
Legal Fees	15,277
Audit Fees	11,854
Printing Fees	10,154
Registration Fees	4,595
Custodian Fees	1,192
Other Expenses	7,989

Total Expenses	265,091
Less:
Waiver of Investment Advisory Fees	(66,997)
Reimbursement by Investment Adviser	(64,445)

Net Expenses	133,649

Net Investment Income	235,978

Net Realized Loss on Investments	(2,345,608)

Net Unrealized Depreciation on Investments	(1,346,106)

Net Realized and Unrealized Loss on Investments	(3,691,714)

Net Decrease in Net Assets Resulting from Operations	$(3,455,736)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019 *

Operations:
Net Investment Income	$235,978	$101,356
Net Realized Gain (Loss) on Investments	(2,345,608)	111,535
Net Unrealized Appreciation (Depreciation) on Investments	(1,346,106)	797,345

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,455,736)	1,010,236

Dividends and Distributions:
Institutional Shares	(237,478)	(108,234)
Investor Shares	(206)	(103)

Total Dividends and Distributions	(237,684)	(108,337)

Capital Share Transactions:
Institutional Shares:
Issued	32,971	25,350,098
Reinvestment of Distributions	3,728	1,390

Net Institutional Shares Capital Share Transactions	36,699	25,351,488

Investor Shares:
Issued	—	25,101
Reinvestment of Distributions	206	96

Net Investor Shares Capital Share Transactions	206	25,197

Net Increase in Net Assets from Capital Share Transactions	36,905	25,376,685

Total Increase (Decrease) in Net Assets	(3,656,515)	26,278,584
Net Assets:
Beginning of Period	26,278,584	—

End of Period	$22,622,069	$26,278,584

Shares Transactions:
Institutional Shares:
Issued	4,870	2,534,738
Reinvestment of Distributions	467	135

Net Institutional Shares Share Transactions	5,337	2,534,873

Investor Shares:
Issued	—	2,483
Reinvestment of Distributions	26	9

Net Investor Shares Share Transactions	26	2,492

Net Increase in Shares Outstanding from Share Transactions	5,363	2,537,365

*     The Fund commenced operations on October 21, 2019.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$10.36		$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.09		0.04
Net Realized and Unrealized Gain (Loss)	(1.46)		0.36

Total from Operations	(1.37)		0.40

Dividends and Distributions:
Net Investment Income	(0.09)		(0.04)
Net Realized Gain	—		—(2)

Total Dividends and Distributions	(0.09)		(0.04)

Net Asset Value, End of Period	$8.90		$10.36

Total Return†	(13.08)%		4.03%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$22,600		$26,253
Ratio of Expenses to Average Net Assets	1.20	%**	1.20	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.37	%**	2.77	%**
Ratio of Net Investment Income to Average Net Assets	2.11	%**	2.06	%**
Portfolio Turnover Rate	103	%***	16	%***

(1) Per shares calculations were performed using average shares for the period.

(2) Amount represents less than $0.005 per share.

*   The Fund commenced operations on October 21, 2019.

**  Annualized.

***   Not Annualized

†  Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Investor Shares	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$10.38	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.08	(0.01)
Net Realized and Unrealized Gain (Loss)	(1.46)	0.43

Total from Operations	(1.38)	0.42

Dividends and Distributions:
Net Investment Income	(0.08)	(0.04)
Net Realized Gain	—	—(2)

Total Dividends and Distributions	(0.08)	(0.04)

Net Asset Value, End of Period	$8.92	$10.38

Total Return†	(13.18)%	4.22%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$22	$26
Ratio of Expenses to Average Net Assets	1.45% **	1.47%**	(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.62% **	3.09%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	1.86% **	(0.36)%	**
Portfolio Turnover Rate	103%* **	16%*	**

(1) Per shares calculations were performed using average shares for the period.

(2) Amount represents less than $0.005 per share.

(3) Ratio reflects the impact of the initial low level of average net assets of the Investor Class Shares associated with commencement of operations. Under normal asset levels, ratio would have been 1.45%.

*   Commenced operations on October 21, 2019.

**  Annualized.

***   Not Annualized

†  Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Levin Easterly Value Opportunities Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company and invests primarily in common stocks issued by large-cap companies. Levin Easterly Partners LLC (the “Adviser”) serves as the Fund’s investment adviser. The Fund currently offers Institutional and Investor Shares. The Fund commenced operations on October 21, 2019. The financial statements of the remaining funds of the Trust are presented separately. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2020, there have been no significant changes to the Fund’s fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income quarterly, and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of June 30, 2020, the Fund had $29,454 remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust,

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2020, the Fund paid $59,836 for these services.

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Investor Shares of the Fund is 0.25%. For the period ended June 30, 2020, the Fund paid $28 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Fund’s Investor Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services. For the period ended June 30, 2020, the Fund did not pay for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets.

In addition, The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.70% of the average daily net assets of the Fund’s Investor Shares and 1.20% of the average daily net assets of the Fund’s Institutional Shares until April 30, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023. As of June 30, 2020, the fees which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $208,661 expiring in 2023.

6. Investment Transactions:

For the period ended June 30, 2020, the Fund made purchases of $23,249,474 and sales of $22,573,120 in investment securities, excluding in-kind transactions, long-term U.S. Government and short-term securities. For the period ended June 30, 2020, there were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends or distributions declared during the period ended December 31, 2019 are as follows:

	Ordinary Income	Total
2019	$ 108,337	$ 108,337

As of December 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$131,511
Unrealized Appreciation	770,388

Total Net Distributable Earnings	$901,899

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2020, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation

$23,015,622	$1,291,197	$(1,839,958)	$(548,761)

8. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Value Style Risk — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

IPO Risk — The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk.

Management Risk — The success of the Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

American Depositary Receipts Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

9. Concentration of Shareholders:

At June 30, 2020, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders each owning 10% of greater was as follows:

	No. of Shareholders	% Ownership
Institutional Shares	1	98%
Investor Shares	1	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, the following disclosure was required to the financial statements as of June 30, 2020.

On August 12, 2020, a shareholder account (the “Account”) in the Levin Easterly Value Opportunities Fund (hereinafter, the “Distributing Fund”) effected a redemption from this Distributing Fund in the amount of $23,580,000 (the “Transaction”). Total Distributing Fund net assets as of August 12, 2020 immediately prior to this Transaction were $23,986,042, so approximately 98.3% of the Distributing Fund’s assets were redeemed as a result of the Transaction. Except for this redemption, there have been no other material subsequent events for the Distributing Fund as of June 30, 2020.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

●

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Annualized Expense Ratios	Expenses Paid During Period*

Institutional Class Shares
Actual Fund Return	$1,000.00	$869.20	1.20%	$5.58
Hypothetical 5% Return	1,000.00	1,018.90	1.20	6.02
Investor Class Shares
Actual Fund Return	$1,000.00	$868.20	1.45%	$6.74
Hypothetical 5% Return	1,000.00	1,017.65	1.45	7.27

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
JUNE 30, 2020

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that the report covered the period from the Fund’s launch on October 21, 2019 through December 31, 2019 and thus did not cover the period of then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk since the Program was implemented for the Fund. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Levin Easterly Value Opportunities Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-LEP-FUND

funds.levineasterly.com

Investment Adviser

Levin Easterly Partners LLC

595 Madison Avenue, 17th Floor

New York, New York 10022

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

LEV-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: September 4, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: September 4, 2020